FAIR VALUE MEASUREMENTS - Level 3 roll forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Derivative Liability
Fair Value
Initial fair value	$ 1,896
Change in fair value	972
Extinguishment of Derivative Liability in connection with extinguishment of 2018 Notes	(2,868)
Balance at end of period
Warrants Liability
Fair Value
Initial fair value	74
Change in fair value	168
Reclassification of Warrant Liability into 2018 Notes Warrants	(242)
Balance at end of period